                                              ----------------------------

                                                                   [LOGO]
                                               EquiTrust Money
                                               Market Fund, Inc.

                                               SEMI-ANNUAL REPORT
                                               JANUARY 31, 2000

                                                INVESTMENT MANAGER AND
                                                PRINCIPAL UNDERWRITER

                                                EQUITRUST INVESTMENT
                                                MANAGEMENT SERVICES, INC.

                                                5400 UNIVERSITY AVENUE
                                                WEST DES MOINES, IA 50266

                                                1-800-247-4170 (OUTSIDE IOWA)
                                                1-800-422-3175 (IN IOWA)
                                                      225-5586 (DES MOINES)

                                                 This report is not to be
                                                 distributed unless preceded or
                                                 accompanied by a prospectus.

                                              737-127(00)

PRESIDENT'S LETTER

Dear Shareholder:

    Higher oil prices, a recovering global economy, a weaker U.S. dollar, a robust U.S. economy and a surging stock market combined to create an environment of steadily rising interest rates during 1999. In response to continued economic strength and declining unemployment, the Fed chose to reverse the three rate cuts that took place during the 1998 Asian financial crisis.

    Even though rates have been rising rapidly, other obvious signs of inflation remain absent. During 1999, the consumer price index (CPI) rose 2.7%, an acceleration from 1998 mainly due to rising energy prices. The producer price index (PPI) rose a comparable 3.0% during the year. Commodity prices as measured by the Commodities Research Bureau (CRB) Bridge Index are up only slightly for the year and gold prices are also virtually unchanged on a year-over-year basis.

    As mentioned previously, the Federal Open Market Committee (FOMC) raised the Fed Funds rate three times during the fall of 1999 to preempt any inflation pressures from a strong labor market and consumer confidence. Currently, the Federal Funds rate is 5.5% and additional increases are expected to occur in the spring of 2000 due to the remaining tightening bias. We are happy to report that Y2K came and went with barely a hiccup in the money markets, which is comforting for the mutual fund industry. Portfolio maturities were shorter than usual in order to remain liquid, which proved beneficial in a rising interest rate environment. Going forward, we look for spreads to remain stable, but yields to rise in relation to movements by the Fed.

    With increasing volatility in the capital markets, a money market fund offers liquidity and stability, allowing your investment to earn a yield while you evaluate other investment options. As interest rates are rising, a money market fund is an excellent place to capture increasing yields with minimal risks.

                                          /s/ Edward M. Wiederstein

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

February 24, 2000

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2000
(UNAUDITED)

ASSETS
Investments in securities, at value (equivalent to
 amortized cost)..................................  $29,751,341
Cash..............................................      88,366
Accrued interest receivable.......................      16,700
Prepaid expenses..................................         376
                                                    ----------
Total Assets......................................  $29,856,783
                                                    ==========
LIABILITIES AND NET ASSETS
Liabilities:
  Accounts payable to EquiTrust Investment
   Management Services, Inc.......................  $   16,938
  Fund shares purchased...........................     468,182
  Dividends payable...............................     113,620
  Accrued Expenses................................       2,087
                                                    ----------
Total Liabilities.................................     600,827

Net assets applicable to 29,255,956 shares of
 capital stock outstanding........................  29,255,956
                                                    ----------

Total Liabilities and Net Assets..................  $29,856,783
                                                    ==========

NET ASSET VALUE PER SHARE.........................  $     1.00
                                                    ==========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2000
(UNAUDITED)

INVESTMENT INCOME
Interest..........................................  $857,704

EXPENSES
Paid to EquiTrust Investment Management
 Services, Inc.:
 Investment advisory and management fees..........   39,499
 Shareholder service, transfer and dividend
  disbursing agent fees...........................   58,030
 Accounting fees..................................    7,900
Custodian fees....................................   49,119
Legal fees........................................   25,126
Directors' fees and expenses......................    2,804
Registration fees.................................    5,962
Miscellaneous.....................................    6,708
                                                    -------
Total Expenses....................................  195,148
Fees paid indirectly..............................   (2,021)
                                                    -------
Net Expenses......................................  193,127
                                                    -------
Net Increase in Net Assets Resulting from
 Operations.......................................  $664,577
                                                    =======

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                           SIX MONTHS
                                             ENDED
                                          JANUARY 31,
                                              2000         YEAR ENDED
                                          (UNAUDITED)    JULY 31, 1999
                                          ------------  ----------------
OPERATIONS
Net investment income...................  $   664,577     $ 1,143,628
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income...................      664,577      (1,143,628)
                                          -----------     -----------
                                              -0-            -0-
CAPITAL SHARE TRANSACTIONS..............   (2,118,370)      5,010,741
                                          -----------     -----------
Total Increase (Decrease) in Net
 Assets.................................   (2,118,370)      5,010,741
NET ASSETS
Beginning of period.....................   31,374,326      26,363,585
                                          -----------     -----------
End of period...........................  $29,255,956     $31,374,326
                                          ===========     ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
JANUARY 31, 2000
(UNAUDITED)

                                     ANNUALIZED
                                      YIELD ON
                                      PURCHASE    PRINCIPAL
                                        DATE       AMOUNT        VALUE
                                     ----------  -----------  ------------
COMMERCIAL PAPER (19.02%)
------------------------------
  NONDEPOSITORY INSTITUTIONS
  American General Finance Co.,
   5.57%, due 2/10/00..............      5.573%  $  750,000   $   750,000
  Ford Motor Credit Corp., 5.45%,
   due 2/02/00.....................      5.451      725,000       725,000
  General Electric Capital Corp.,
   5.29%, due 2/14/00..............      5.285      695,000       695,000
  IBM Credit Corp., 6.03%, due
   2/01/00.........................      6.029    1,055,000     1,055,000
  Norwest Financial Corp., 5.54%,
   due 2/04/00.....................      5.544    1,000,000     1,000,000
  Texaco, Inc., 5.67%, due
   2/07/00.........................      5.666    1,340,000     1,340,000
                                                              -----------
Total Commercial Paper.............                             5,565,000
UNITED STATES GOVERNMENT AGENCIES (82.67%)
-----------------------------------------------
  Federal Home Loan Bank, due
   2/18/00.........................      5.526    1,100,000     1,097,176
  Federal Home Loan Bank, due
   3/08/00.........................      5.683    1,250,000     1,243,032
  Federal Home Loan Bank, due
   3/22/00.........................      5.757    2,300,000     2,282,004
  Federal Home Loan Mortgage Corp.,
   due 2/08/00.....................      5.824    1,515,000     1,513,310
  Federal Home Loan Mortgage Corp.,
   due 2/15/00.....................      5.512    1,930,000     1,925,928
  Federal Home Loan Mortgage Corp.,
   due 2/22/00.....................      5.642    1,310,000     1,305,761
  Federal Home Loan Mortgage Corp.,
   due 2/23/00.....................      5.586      865,000       862,097
  Federal Home Loan Mortgage Corp.,
   due 2/25/00.....................      5.602    1,180,000     1,175,669
  Federal Home Loan Mortgage Corp.,
   due 2/29/00.....................      5.649    1,520,000     1,513,441
  Federal Home Loan Mortgage Corp.,
   due 3/02/00.....................      5.727    1,365,000     1,358,605
  Federal Home Loan Mortgage Corp.,
   due 3/14/00.....................      5.667    2,320,000     2,304,968
  Federal National Mortgage Assoc.,
   due 2/09/00.....................      5.867    1,515,000     1,513,055
  Federal National Mortgage Assoc.,
   due 2/11/00.....................      5.617    1,605,000     1,602,534
  Federal National Mortgage Assoc.,
   due 2/24/00.....................      5.636    1,500,000     1,494,692
  Federal National Mortgage Assoc.,
   due 3/03/00.....................      5.691    1,510,000     1,502,737
  Federal National Mortgage Assoc.,
   due 3/09/00.....................      5.733    1,500,000     1,491,332
                                                              -----------
Total United States Government
 Agencies..........................                            24,186,341
                                                              -----------
Total Investments (101.69%)........                            29,751,341
OTHER ASSETS LESS LIABILITIES (-1.69%)
------------------------------------------
  Cash, receivables and prepaid
   expenses, less liabilities......                              (495,385)
                                                              -----------
Total Net Assets (100.00%).........                           $29,255,956
                                                              ===========

SEE ACCOMPANYING NOTES.

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2000
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry.

    The Fund values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the Fund.

    The Fund records investment transactions generally on the trade date. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost. Interest income is recognized on an accrual basis.

    All of the Fund's net investment income and any realized gains and losses on portfolio investments are declared as dividends daily to shareholders of record as of the preceding business day.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment Management Services, Inc. ("EquiTrust Investment") relating to the management of the Fund and the investment of its assets. Pursuant to these agreements, fees paid to EquiTrust Investment are as follows: (1) investment advisory and management fees, which are based on the Fund's daily net assets, currently at an annual rate of 0.25%; (2) shareholder service, transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge of $9.00; and (3) accounting fees, which are based on the Fund's daily net assets at an annual rate of 0.05%, with a maximum annual expense of $30,000.

    EquiTrust Investment has agreed to reimburse the Fund annually for its total expenses, excluding brokerage, interest, taxes and extraordinary expenses in excess of 1.50% of the Fund's average daily net

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the Fund for such period.

    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., the indirect parent of EquiTrust Investment, and other affiliated entities. At January 31, 2000, FBL Financial Group, Inc. and its affiliated companies owned 3,114,102 shares in the Fund.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian bank to indirectly pay a portion of the custodian's fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments.

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of January 31, 2000 consisted of:

Capital Stock (500,000,000 shares of $.001 par
 value  Capital Stock authorized).................  $   29,256
Additional paid-in capital........................  29,226,700
                                                    ----------
Net Assets........................................  $29,255,956
                                                    ==========

    Transactions in Capital Stock were as follows:

                                    SIX MONTHS ENDED              YEAR ENDED
                                    JANUARY 31, 2000             JULY 31, 1999
                                -------------------------  -------------------------
                                  SHARES        AMOUNT       SHARES        AMOUNT
                                -----------  ------------  -----------  ------------
Shares sold...................   42,365,581  $ 42,365,581   87,713,062  $ 87,713,062
Shares issued in reinvestment
 of dividends and
 distributions................      546,784       546,784    1,041,980     1,041,980
Shares redeemed...............  (45,030,735)  (45,030,735) (83,744,301)  (83,744,301)
                                -----------  ------------  -----------  ------------
Net Increase (Decrease).......   (2,118,370) $ (2,118,370)   5,010,741  $  5,010,741
                                ===========  ============  ===========  ============

EQUITRUST MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  DIVIDENDS TO SHAREHOLDERS

    Dividends from net investment income are declared daily and are payable on the last business day of the month. Dividends for the period ended January 31, 2000 were paid as follows:

PAYABLE DATE
------------
August 31, 1999...................................  $.0035
September 30, 1999................................  .0034
October 29, 1999..................................  .0033
November 30, 1999.................................  .0036
December 30, 1999.................................  .0037
January 31, 2000..................................  .0038
                                                    -----
Total Dividends Per Share.........................  $.0213
                                                    =====

EQUITRUST MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS

                            SIX MONTHS
                              ENDED
                           JANUARY 31,                 YEAR ENDED JULY 31,
                               2000      ------------------------------------------------
                           (UNAUDITED)     1999      1998      1997      1996      1995
                           ------------  --------  --------  --------  --------  --------
Net asset value,
 beginning of period.....    $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
  Income From Investment
   Operations
    Net investment
     income..............      0.021       0.039     0.043     0.040     0.040     0.041
                             -------     -------   -------   -------   -------   -------
  Total from investment
   operations............      0.021       0.039     0.043     0.040     0.040     0.041
                             -------     -------   -------   -------   -------   -------
  Less Distributions
    Dividends (from net
     investment
     income).............     (0.021)     (0.039)   (0.043)   (0.040)   (0.040)   (0.041)
                             -------     -------   -------   -------   -------   -------
  Total distributions....     (0.021)     (0.039)   (0.043)   (0.040)   (0.040)   (0.041)
                             -------     -------   -------   -------   -------   -------
Net asset value, end of
 period..................    $ 1.000     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                             =======     =======   =======   =======   =======   =======
Total Return:
  Total investment return
   based on net asset
   value (1).............       2.14%       3.91%     4.44%     3.99%     4.05%     4.17%

Ratios/Supplemental Data:
  Net assets, end of
   period ($000's
   omitted)..............    $29,256     $31,374   $26,364   $23,054   $24,574   $19,977
  Ratio of total expenses
   to average net
   assets................       1.24%(2)    1.30%     1.27%     1.55%     1.72%     2.01%
  Ratio of net expenses
   to average net
   assets................       1.22%(2)    1.23%     1.27%     1.51%     1.50%     1.51%
  Ratio of net income to
   average net assets....       4.21%(2)    3.83%     4.40%     3.90%     3.92%     4.06%

Information assuming no
 voluntary reimbursement
 by EquiTrust Investment
 of excess operating
 expenses (see NOTE 3):
  Per share net
   investment income.....                                    $ 0.040   $ 0.038   $ 0.036
  Ratio of expenses to
   average net assets....                                       1.55%     1.72%     2.01%
  Amount reimbursed......                                    $10,590   $51,886   $96,398

--------------------------
Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year.

(2)  Computed on an annualized basis.

SEE ACCOMPANYING NOTES.